Reminder: Report on a separate line for each class of securities beneficially owned directly or indirectly.
* If the form is filed by more than one reporting person, see Instruction 5(b)(v).

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 1473 (7-02)

Explanation of Responses:

No securities are beneficially owned.
See attached "REMARKS" page.

** Intentional misstatements or omissions of facts constitute Federal Criminal Violations.
See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

Note: File three copies of this Form, one of which must be manually signed. If space is insufficient,
See Instruction 6 for procedure.

Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

Christina Zervoudakis, Attorney-in-fact	1/10/2019
** Signature of Reporting Person	Date

FORM 3 (continued) REMARKS

Brian Petersen was appointed as interim Vice President and Treasurer, Principal Financial Officer and Principal Accounting Officer, while the
Treasurer, Principal Financial Officer and Principal Accounting Officer is on leave.